Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and contingent liabilities
Summary of other commitments

	2025		2024
		Other		Other
In millions of €	Leases	commitments	Leases	commitments
Within 1 year	8	31	7	13
Later than 1 year but not later than 5 years	21	66	15	5
Later than 5 years	4	6	1	2
Total	33	103	23	20

Summary of contingent liabilities

Summary of contingent liabilities
In millions of €	2025	2024
Brazil tax assessments	98	98
Other contingent liabilities	6	5
Total	104	103